UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock World Income Fund, Inc., 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value

France — 0.3%
Auto ABS Compartiment, Series 2007-1, Class A, 0.80%, 2/25/19 (a)	EUR	354	$476,478

Ireland — 0.2%
Cars Alliance, Series 2007-1, Class A, 0.92%, 10/08/23 (a)		300	405,014

Italy — 0.2%
COMP, Series 2007-2, Class A, 0.78%, 10/25/20 (a)		300	403,510

Netherlands — 0.3%
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16		364	503,754

United States — 2.1%
Bank of America Auto Trust, Series 2010-1A, Class A2, 0.75%, 6/15/12 (b)	USD	210	210,184
Capital One Auto Finance Trust, Series 2006-B, Class A4, 0.27%, 7/15/13 (a)		258	256,344
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 3/08/13		615	634,763
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.37%, 7/25/37 (a)		143	140,998
Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3, 5.00%, 9/15/14		506	521,140
SLM Student Loan Trust, Series 2008-5 (a):
Class A2, 1.60%, 10/25/16		600	609,665
Class A3, 1.80%, 1/25/18		600	618,227
Class A4, 2.20%, 7/25/23		600	628,565

			3,619,886

Total Asset-Backed Securities – 3.1%			5,408,642

Common Stocks		Shares	Value

Canada — 0.1%
Ainsworth Lumber Co. Ltd. (b)(c)		47,014	$113,320

Total Common Stocks – 0.1%			113,320

Corporate Bonds	Par (000)

Australia — 0.8%
Commonwealth Bank of Australia, 5.75%, 12/17/13	AUD	500	485,086
Westpac Banking Corp., 4.20%, 2/27/15	USD	750	806,068

			1,291,154

Canada — 1.0%
Air Canada, 10.13%, 8/01/15	CAD	395	388,255
CDP Financial, Inc., 3.00%, 11/25/14 (b)	USD	1,300	1,349,955

			1,738,210

Denmark — 0.1%
TDC A/S, 6.50%, 4/19/12	EUR	105	151,014

Europe — 1.4%
European Investment Bank:
6.50%, 8/07/19	AUD	1,875	1,864,980
6.00%, 8/06/20		620	596,193

			2,461,173

France — 1.2%
BNP Paribas, 0.67%, 4/27/17 (a)	USD	1,000	975,132
Credit Agricole Covered Bonds, Series E, 3.50%, 7/21/14	EUR	250	357,513
Societe Generale, 1.06%, 6/07/17 (a)		550	728,358

			2,061,003

Germany — 1.4%
Duesseldorfer Hypothekenbank AG, 1.00%, 8/04/11		740	1,008,004
Muenchener Rueckversicherungs AG, 6.75%, 6/21/23 (a)		650	953,636

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
BUBOR	Budapest InterBank Offered Rate
CAD	Canadian Dollar
CNY	China Renminlbi
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
GBP	British Pound
GO	General Obligation Bonds
HUF	Hungary Forint
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London InterBank Offered Rate
MXN	Mexican New Peso
NOK	Norwegian Krone
RB	Revenue Bonds
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

Germany (concluded)
UPC Germany GmbH, 8.13%, 12/01/17 (b)	EUR	250	$357,428

			2,319,068

Ireland — 1.7%
Governor & Co. of the Bank of Ireland, 2.75%, 3/02/12 (b)	USD	1,000	988,354
Irish Life & Permanent Group Holdings Plc, 3.60%, 1/14/13 (b)		975	921,158
Smurfit Kappa Acquisitions, 7.25%, 11/15/17 (b)	EUR	300	425,335
Talisman Finance Plc, Series 7, Class A, 0.84%, 4/22/17 (a)		557	592,967

			2,927,814

Italy — 0.4%
Intesa Sanpaolo SpA, 5.75%, 5/28/18 (a)		450	634,137

Kazakhstan — 0.6%
KazMunaiGaz Finance Sub BV, 7.00%, 5/05/20 (b)	USD	800	882,000
Kazakhstan Temir Zholy Finance BV, 6.38%, 10/06/20 (b)(e)		200	207,000

			1,089,000

Luxembourg — 1.6%
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	120	153,775
RSHB Capital SA for OJSC Russian Agricultural Bank, 9.00%, 6/11/14	USD	770	885,038
Unicredit Luxembourg Finance SA, 0.87%, 1/13/17 (a)(b)		550	528,539
VTB Capital SA, 6.88%, 5/29/18		1,040	1,098,500

			2,665,852

Mexico — 0.5%
Petroles Mexicanos, 6.63%, 6/15/35 (b)		760	830,247

Netherlands — 2.0%
ABN Amro Bank NV, Series E, 3.75%, 7/15/14	EUR	300	432,379
ELM BV for Swiss Life Insurance & Pension Group, 5.85% (a)(d)		600	633,912
ELM BV for Swiss Reinsurance Co., 5.25% (a)(d)		500	610,055
Fortis Bank Nederland Holding NV, 3.38%, 5/19/14		350	501,929
LeasePlan Corp. NV, 3.25%, 5/22/14		425	607,824
Volkswagen International Finance NV, 1.63%, 8/12/13 (b)	USD	645	648,355

			3,434,454

New Zealand — 0.5%
ANZ National International Ltd., 3.25%, 4/02/12 (b)		775	805,325

Norway — 0.8%
Eksportfinans ASA, 3.00%, 11/17/14		890	938,420

Corporate Bonds	Par (000)		Value

Norway (concluded)
Kommunalbanken AS, 5.13%, 5/30/12	USD	400	$428,624

			1,367,044

Russia — 1.1%
Morgan Stanley Bank AG for OAO Gazprom, 9.63%, 3/01/13		1,620	1,841,130

Spain — 0.1%
Santander Issuances SA Unipersonal, 1.13%, 3/23/17 (a)	EUR	200	256,411

Sweden — 0.4%
Svenska Handelsbanken AB, 2.88%, 9/14/12 (b)	USD	750	771,638

Switzerland — 0.5%
UBS AG:
0.83%, 11/17/15 (a)	EUR	250	337,622
Series DPNT, 5.88%, 12/20/17	USD	500	565,742

			903,364

United Kingdom — 5.4%
Aviva Plc, 5.75%, 11/14/21 (a)	EUR	300	409,998
Barclays Bank Plc, 0.86%, 5/30/17 (a)		600	766,084
Chester Asset Receivables Dealings No. 12 Plc, Series A, 6.00%, 3/15/13	GBP	310	491,598
FCE Bank Plc:
7.88%, 2/15/11		450	714,891
7.13%, 1/16/12	EUR	250	351,889
7.13%, 1/15/13		400	567,113
9.38%, 1/17/14		50	75,831
HBOS Plc (a):
1.19%, 9/01/16		260	308,790
0.49%, 9/30/16	USD	450	376,263
HSBC Bank Plc (a):
4.25%, 3/18/16	EUR	250	343,418
0.95%, 3/29/16		530	711,370
Imperial Tobacco Finance Plc, 5.00%, 6/25/12		400	571,241
Lloyds TSB Bank Plc, 6.25%, 4/15/14		150	223,232
Northern Rock Plc, 5.63%, 6/22/17 (b)	USD	1,600	1,704,429
Old Mutual Plc, 4.50%, 1/18/17 (a)	EUR	600	772,552
The Royal Bank of Scotland Plc, 6.38%, 4/29/14	GBP	250	425,945
Vodafone Group Plc, 4.15%, 6/10/14	USD	450	486,035

			9,300,679

United States — 10.0%
Ally Financial Inc., 6.88%, 9/15/11		930	959,062
BAE Systems Holdings, Inc., 4.95%, 6/01/14 (b)		350	386,232
Ball Corp., 6.75%, 9/15/20		615	651,900
Boeing Co., 1.88%, 11/20/12		390	397,738
Bottling Group LLC, 5.13%, 1/15/19		650	745,932

2	BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value

United States (concluded)
CSC Holdings, Inc., 6.75%, 4/15/12	USD	825	$863,156
CellCo Partnership, 3.75%, 5/20/11		675	688,391
Cricket Communications, Inc., 10.00%, 7/15/15		285	307,800
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		400	441,892
DISH DBS Corp., 7.00%, 10/01/13		345	366,131
El Paso Natural Gas Co., 8.63%, 1/15/22		700	864,096
General Mills, Inc., 5.65%, 2/15/19		575	673,464
The Goodyear Tire & Rubber Co., 8.75%, 8/15/20		421	450,470
HCA, Inc., 7.25%, 9/15/20		710	759,700
Kraft Foods, Inc., 5.38%, 2/10/20		725	809,861
Lincoln National Corp., 6.25%, 2/15/20		585	654,451
MetLife, Inc., 6.75%, 6/01/16		549	655,371
MetroPCS Wireless, Inc.:
9.25%, 11/01/14		575	602,313
9.25%, 11/01/14		76	79,610
Metropolitan Life Global Funding I, 2.88%, 9/17/12 (b)		450	464,094
NewPage Corp., 11.38%, 12/31/14		730	660,650
Nielsen Finance LLC, 10.00%, 8/01/14		500	525,625
Occidental Petroleum Corp., 7.00%, 11/01/13		375	441,146
Peabody Energy Corp., 7.38%, 11/01/16		310	337,900
Prudential Financial, Inc., 3.88%, 1/14/15		300	315,156
Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		360	367,200
Qwest Corp.:
8.88%, 3/15/12		555	609,112
7.50%, 10/01/14		500	565,000
Rainbow National Services LLC, 10.38%, 9/01/14 (b)		280	291,200
Reynolds Group Issuer, Inc., 7.75%, 10/15/16 (b)	EUR	300	415,110
SLM Corp., 5.40%, 10/25/11	USD	90	90,931
Sprint Capital Corp., 7.63%, 1/30/11		521	529,466
Steel Dynamics, Inc., 7.38%, 11/01/12		100	106,875

			17,077,035

Total Corporate Bonds – 31.5%			53,925,752

Foreign Agency Obligations

Argentina Government International Bond, 8.28%, 12/31/33		2,011	1,671,942
Australia Government Bond, Series 25CI, 3.00%, 9/20/25	AUD	650	701,872

Foreign Agency Obligations	Par (000)		Value

Belgium Government Bond, Series 59, 2.75%, 3/28/16	EUR	935	$1,299,254
Brazilian Government International Bond:
8.00%, 1/15/18	USD	350	418,425
5.88%, 1/15/19		250	293,125
8.25%, 1/20/34		1,350	1,964,250
7.13%, 1/20/37		50	65,750
Bundesrepublik Deutschland:
3.50%, 7/04/19	EUR	195	293,465
Series 09, 3.25%, 1/04/20		1,537	2,273,002
Canadian Government Bond, 3.50%, 6/01/20	CAD	3,072	3,171,424
Colombia Government International Bond, 7.38%, 9/18/37	USD	2,040	2,687,700
Deutsche Bundesrepublik, 4.75%, 7/04/34	EUR	2,790	4,985,327
Dominican Republic International Bond, 9.04%, 1/23/18	USD	219	258,817
European Union, 2.38%, 9/22/17	EUR	310	423,367
France Government Bond OAT:
4.00%, 4/25/14		450	669,252
4.25%, 10/25/18		4,470	6,908,226
4.50%, 4/25/41		540	908,130
Indonesia Government International Bond, 7.50%, 1/15/16 (b)	USD	350	426,580
Instituto de Credito Oficial:
4.45%, 4/20/11	CAD	480	471,152
4.53%, 3/17/16		400	367,231
Ireland Government Bond:
4.00%, 1/15/14	EUR	590	770,039
5.00%, 10/18/20		2,330	2,790,606
Italy Buoni Poliennali Del Tesoro:
3.50%, 6/01/14		1,500	2,110,110
3.00%, 4/15/15		1,565	2,156,190
4.50%, 2/01/20		750	1,082,691
4.00%, 9/01/20		1,493	2,066,273
5.00%, 8/01/39		934	1,331,632
5.00%, 9/01/40		835	1,184,076
Japan Finance Corp., 2.00%, 6/24/11	USD	100	101,040
Japan Finance Organization for Municipalities, 5.88%, 3/14/11		270	276,766
Japan Government Fifteen Year Bond, Series 39, 0.88%, 3/20/21 (a)	JPY	108,600	1,316,521
Japan Government Twenty Year Bond, Series 99, 2.10%, 12/20/27		202,500	2,620,706
Japanese Government CPI Linked Bond:
Series 12, 1.20%, 6/10/17		338,870	3,907,561
Series 13, 1.30%, 9/10/17		196,800	2,343,354
Series 15, 1.40%, 3/10/18		4,880	58,210
Korea Treasury Bond, Series 1409, 5.00%, 9/10/14	KRW	5,023,000	4,623,587
Kreditanstalt fuer Wiederaufbau, 5.50%, 8/08/13	AUD	500	484,782
Lithuania Government International Bond, 7.38%, 2/11/20 (b)	USD	428	478,144
Mexican Bonos: 9.50%, 12/18/14	MXN	8,666	791,821

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)			Value

Mexican Bonos (concluded):
Series M 10, 7.75%, 12/14/17	MXN	17,675		$1,545,939
Mexico Government International Bond, 8.30%, 8/15/31	USD	418		596,695
New South Wales Treasury Corp., Series CIB1, 2.75%, 11/20/25	AUD	2,370		2,369,520
Nordic Investment Bank, 6.00%, 8/20/14		950		930,757
Peruvian Government International Bond, 7.35%, 7/21/25	USD	207		268,583
Poland Government International Bond:
3.88%, 7/16/15		740		769,717
6.38%, 7/15/19		962		1,133,400
Qatari Diar Finance QSC, 5.00%, 7/21/20 (b)		1,600		1,679,909
Queensland Treasury Corp., Series 17, 6.00%, 9/14/17	AUD	1,595		1,601,575
Republic of France, 4.75%, 4/25/35	EUR	595		1,013,473
Republic of Turkey, 6.75%, 4/03/18	USD	400		468,000
Russian Foreign Bond Eurobond, 7.50%, 3/31/30 (f)		1,781		2,126,930
Societe Financement de l’Economie Francaise, 3.38%, 5/05/14 (b)		955		1,027,354
South Africa Government International Bond:
6.88%, 5/27/19		220		268,950
5.50%, 3/09/20		1,020		1,139,850
Spain Government Bond:
4.00%, 4/30/20	EUR	1,020		1,383,175
4.85%, 10/31/20		545		785,870
4.20%, 1/31/37		800		971,824
Sweden Government Bond, 4.50%, 8/12/15	SEK	12,650		2,086,391
Turkey Government International Bond, 7.00%, 6/05/20	USD	600		718,500
United Kingdom Gilt:
8.00%, 9/27/13	GBP	3,040		5,759,610
4.75%, 12/07/38		2,422		4,366,091
4.25%, 9/07/39		625		1,040,030
United Mexican States, 5.95%, 3/19/19	USD	650		762,775
Venezuela Government International Bond:
9.00%, 5/07/23		1,190		809,200
7.65%, 4/21/25		225		137,250
9.25%, 9/15/27		1,685		1,234,263

Total Foreign Agency Obligations – 57.1%				97,748,031

Non-Agency Mortgage-Backed Securities

Japan — 0.1%
JLOC, Series 37A, Class A1, 0.56%, 1/15/15 (a)(b)	JPY	24,885		225,062

Non-Agency Mortgage-Backed Securities	Par (000)			Value

United States — 2.7%
CS First Boston Mortgage Securities Corp., Series 2001- CKN5, Class A4, 5.44%, 9/15/34	USD	367		$376,663
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 5.12%, 1/25/35 (a)		252		248,470
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIBC, Class A3, 6.26%, 3/15/33		354		355,501
Series 2002-C2, Class A2, 5.05%, 12/12/34		500		531,870
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1, 5.28%, 11/15/38		260		264,390
Merrill Lynch Mortgage Trust, Series 2002MW1, Class A4, 5.62%, 7/12/34		900		948,613
Salomon Brothers Mortgage Securities VII, Inc., Series 2001- C2, Class A3, 6.50%, 11/13/36		692		716,763
Station Place Securitization Trust, Series 2009-1, Class A, 1.76%, 1/25/40 (a)(b)		860		860,000
WaMu Mortgage Pass-Through Certificates, Series 2006-AR10, Class 3A2, 6.02%, 8/25/46 (a)		252		226,760

				4,529,030

Total Non-Agency Mortgage-Backed Securities – 2.8%				4,754,092

Other Interests (g)	Beneficial Interest (000)

United States — 0.1%
Adelphia Escrow		575		57
Stanley Martin, Class B Membership Units (h)		—	(i)	105,250

Total Other Interests – 0.1%				105,307

Preferred Securities

Capital Trusts (d)	Par (000)

France — 0.6%
AXA SA, Series 21, 5.78% (a)	EUR	800		970,636

Netherlands — 0.3%
Rabobank Nederland NV, 11.00% (a)(b)	USD	400		520,000

Switzerland — 0.3%
UBS Capital Securities Ltd., 8.84% (a)	EUR	400		567,107

4	BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.
(Percentages shown are based on Net Assets)

Capital Trusts (d)	Par (000)		Value

United Kingdom — 0.4%
Barclays Bank Plc, 7.43% (a)(b)	USD	650	$663,000

United States — 0.1%
HVB Funding Trust VIII, 7.06% (a)	EUR	136	178,411

Total Capital Trusts – 1.7%			2,899,154

Preferred Stocks	Shares

United States — 0.0%
PTV, Inc., Series A, 10.00% (c)		29,543	1,773

Total Preferred Stocks – 0.0%			1,773

Total Preferred Securities – 1.7%			2,900,927

Taxable Municipal Bonds	Par (000)

United States — 1.7%
Los Angeles Department of Airports, RB, Build America Bonds, Direct Pay, 6.58%, 5/15/39	USD	525	590,069
New York City Municipal Water Finance Authority, RB, Build America Bonds:
5.79%, 6/15/41		385	393,073
5.72%, 6/15/42		210	227,331
5.44%, 6/15/43		15	15,635
New York State Urban Development Corp., RB, Build America Bonds, 5.77%, 3/15/39		415	444,801
State of California, GO:
Build America Bonds, 7.30%, 10/01/39		185	196,157
Build America Bonds, 7.63%, 3/01/40		80	87,905
Build America Bonds Virginia, 7.55%, 4/01/39		105	114,577
Various Purpose, Series 3, 5.95%, 4/01/16		850	937,763

Total Taxable Municipal Bonds – 1.7%			3,007,311

U.S. Government Sponsored Agency Securities

Freddie Mac Mortgage-Backed Securities, Series 2920, Class HC, 4.50%, 12/15/18		503	524,318

Total U.S. Government Sponsored Agency Securities – 0.3%			524,318

U.S. Treasury Obligations	Par (000)		Value

U.S. Treasury Notes:
4.63%, 2/15/40	USD	832	$972,140
4.38%, 5/15/40		933	1,047,880
3.88%, 8/15/40 (j)		3,053	3,156,039

Total U.S. Treasury Obligations – 3.0%			5,176,059

Warrants (k)	Shares

United States — 0.0%
HealthSouth Corp. (Expires 1/16/14)		14,085	—

Venezuela — 0.0%
Venezuela Oil Obligations (Expires 4/15/20)		3,000	79,500

Total Warrants – 0.0%			79,500

Total Long-Term Investments (Cost – $161,207,097) – 101.4%			173,743,259

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (l)(m)		1,534,689	1,534,689

Total Short-Term Securities (Cost – $1,534,689) – 0.9%			1,534,689

Options Purchased	Notional Amount (000)

Over-the-Counter Call Options — 0.0%
Japanese Dollar Put Option, Strike Price USD 98.00, Expires 3/01/11, Broker Citibank NA		4,375	3,762

Total Options Purchased (Cost – $78,750) – 0.0%			3,762

Total Investments (Cost – $162,820,536*) – 102.3%			175,281,710
Liabilities in Excess of Other Assets – (2.3)%			(3,967,566)

Net Assets – 100.0%			$171,314,144

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$163,196,043

Gross unrealized appreciation	$14,406,689
Gross unrealized depreciation	(2,321,022)

Net unrealized appreciation	$12,085,667

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2010	5

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security is perpetual in nature and has no stated maturity date.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Greenwich Financial	$207,000	$7,000

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(h)	Restricted security as to resale, representing 0.1% of net assets was as follows:

Issue	Acquisition Date	Cost	Value

Stanley Martin,
Class B
Membership Units	12/09/09	$249,213	$105,250

(i)	Amount is less than $1,000.

(j)	All or a portion of security has been pledged as collateral in connection with swaps.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Net Activity	Shares Held at September 30, 2010	Income

BlackRock
Liquidity Funds,
TempFund,
Institutional
Class	2,912,269	(1,377,580)	1,534,689	$2,292

(m)	Represents the current yield as of report date.

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2010	6

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Financial futures contracts purchased as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

22	5-Year U.S. Treasury Bond	Chicago Mercantile	December 2010	$2,648,378	$10,700
21	10-Year Canadian Future Bond	Montreal	December 2010	$2,565,375	16,100

Total					$26,800

•	Financial futures contracts sold as of September 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

56	2-Year U.S. Treasury Bond	Chicago Mercantile	December 2010	$12,277,019	$(14,106)
65	3-Year Australian Bond Future	Sydney	December 2010	$6,509,962	22,615
3	10-Year Australian Bond Future	Sydney	December 2010	$295,220	(17,583)
5	10-Year Japan Future Bond	Tokyo	December 2010	$8,509,482	(80,599)
185	10-Year U.S. Treasury Bond	Chicago Mercantile	December 2010	$23,191,328	(127,343)
29	30-Year U.S. Treasury Bond	Chicago Mercantile	December 2010	$3,883,571	5,727
82	Euro-BOBL Future	Eurex	December 2010	$13,465,212	(17,379)
38	Euro-BUND Future	Eurex	December 2010	$6,808,093	(452)
96	Euro-SCHATZ Future	Eurex	December 2010	$14,324,307	48,112
11	Long Gilt	London	December 2010	$2,160,103	11,874

Total					$(169,134)

•	Foreign currency exchange contracts as of September 30, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	5,690,000	USD	7,328,515	Deutsche Bank AG	10/13/10	$427,714
USD	5,409,701	EUR	4,130,000	Citibank NA	10/13/10	(220,040)
AUD	121,300	USD	106,596	UBS AG	10/20/10	10,356
DKK	5,891,000	USD	1,019,984	Morgan Stanley Capital Services, Inc.	10/20/10	57,510
HUF	257,575,000	USD	1,158,975	Citibank NA	10/20/10	108,965
JPY	1,204,901,000	USD	13,823,617	Royal Bank of Scotland	10/20/10	612,303
NOK	10,909,000	USD	1,758,345	UBS AG	10/20/10	94,531
SGD	725,000	USD	526,736	Citibank NA	10/20/10	24,505
USD	546,766	AUD	604,000	Citibank NA	10/20/10	(35,583)
USD	8,079,682	AUD	9,397,000	UBS AG	10/20/10	(980,470)
USD	3,907,501	CAD	4,119,000	Deutsche Bank AG	10/20/10	(94,033)
USD	14,697,335	GBP	9,628,000	Citibank NA	10/20/10	(425,048)
USD	1,009,955	GBP	632,500	UBS AG	10/20/10	16,508
USD	5,176,927	JPY	443,570,000	Citibank NA	10/20/10	(137,485)
USD	11,247,515	JPY	949,265,000	Royal Bank of Scotland	10/20/10	(125,631)
USD	1,899,382	MXN	24,495,000	Citibank NA	10/20/10	(41,491)
USD	279,361	SEK	2,047,000	Citibank NA	10/20/10	(24,169)
CNY	58,471,300	USD	8,782,555	Citibank NA	10/27/10	(43,526)
JPY	359,662,790	USD	4,330,000	Citibank NA	11/16/10	(19,681)
EUR	3,780,000	USD	5,144,550	Citibank NA	11/17/10	6,577
USD	50,455,071	EUR	39,665,000	Citibank NA	11/17/10	(3,597,695)
USD	14,687,188	EUR	11,030,500	Deutsche Bank AG	11/17/10	(344,428)
USD	4,000,000	JPY	335,972,000	Citibank NA	11/17/10	(26,445)

Total						$(4,756,756)

•	Credit default swaps on single-name issues – buy protection outstanding as of September 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation

STMicroelectronics NV	0.26%	Citibank NA	September 2012	EUR	400	$2,235
Hannover Rueckversicherung AG	0.43%	Citibank NA	March 2013	EUR	600	8,923

Total						$11,158

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2010	7

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

•	Credit default swaps on traded indexes – buy protection outstanding as of September 30, 2010 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation

Dow Jones CDX North America
High Yield Series 14	5.00%	Credit Suisse International	June 2015	USD	13,610	$(441,990)
Dow Jones CDX North America
High Yield Series 14	5.00%	Credit Suisse International	June 2015	USD	5,090	(87,705)
Dow Jones CDX North America
High Yield Series 14	5.00%	Deutsche Bank AG	June 2015	USD	2,720	(91,548)
Dow Jones CDX North America
High Yield Series 14	5.00%	JPMorgan Chase Bank NA	June 2015	USD	6,360	(113,452)

Total						$(734,695)

•	Credit default swaps on single-name issues – sold protection outstanding as of September 30, 2010 were as follows:

Issuer	Received Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

Republic of Indonesia	1.63%	Citibank NA	March 2011	BB	USD	1,500	$10,934

[1]	Using Standard and Poor’s rating.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of September 30, 2010 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

3.15% (a)	6-month EURIBOR	Deutsche Bank AG	May 2013	EUR	6,400	$247,331
3.77% (b)	3-month LIBOR	Citibank NA	April 2020	USD	2,200	(239,780)
3.59% (b)	3-month LIBOR	Citibank NA	May 2020	USD	2,100	(196,465)
6.41% (c)	6-month BUBOR	Goldman Sachs International	August 2021	HUF	735,010	(116,863)
6.67% (c)	6-month BUBOR	Deutsche Bank AG	August 2021	HUF	524,990	(20,444)

Total						$(326,221)

(a)	Pays floating interest amount and receives fixed amount at expiration.

(b)	Pays fixed interest rate and receives floating rate.

(c)	Pays fixed interest amount and receives floating amount at expiration.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

8	BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock World Income Fund, Inc.

The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$5,408,642	—	$5,408,642
Common Stocks	—	113,320	—	113,320
Corporate Bonds	—	53,925,752	—	53,925,752
Foreign Agency Obligations	—	97,748,031	—	97,748,031
Non-Agency Mortgage- Backed Securities	—	3,894,092	$860,000	4,754,092
Other Interests	—	—	105,307	105,307
Preferred Securities	$1,773	2,899,154	—	2,900,927
Taxable Municipal Bonds	—	3,007,311	—	3,007,311
U.S. Government Sponsored Agency Securities	—	524,318	—	524,318
U.S. Treasury Obligations	—	5,176,059	—	5,176,059
Warrants	—	—	79,500	79,500
Short-Term Securities	1,534,689	—	—	1,534,689

Total	$1,536,462	$172,696,679	$1,044,807	$175,277,948

Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts	—	$22,092	—	$22,092
Foreign currency exchange contracts	—	1,362,731	—	1,362,731
Interest rate contracts	$115,128	247,331	—	362,459
Liabilities:
Credit contracts	—	(734,695)	—	(734,695)
Foreign currency exchange contracts	—	(6,115,725)	—	(6,115,725)
Interest rate contracts	(257,462)	(573,552)	—	(831,014)

Total	$(142,334)	$(5,791,818)	—	$(5,934,152)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2010	9

Schedule of Investments (concluded)	BlackRock World Income Fund, Inc.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Non-Agency Mortgage- Backed Securities	Other Interests	Warrants	Total

Assets

Balance, as of December 31, 2009	$1,632,931	$2,943	$79,500	$1,715,374
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	4,368	1,810	—	6,178
Net change in unrealized appreciation (depreciation)[2]	2,701	(585)	—	2,116
Purchases	—	—	—	—
Sales	(780,000)	(4,111)	—	(784,111)
Transfers in3	—	105,250	—	105,250
Transfers out[3]	—	—	—	—

Balance, as of September 30, 2010	$860,000	$105,307	$79,500	$1,044,807

[2]	The change in the unrealized appreciation/depreciation on the securities still held on September 30, 2010 was $4,300.

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

10	BLACKROCK WORLD INCOME FUND, INC.	SEPTEMBER 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock World Income Fund, Inc.

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock World Income Fund, Inc.

Date: November 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock World Income Fund, Inc.

Date: November 22, 2010